Schedule of Investments (unaudited)
January 31, 2026
iShares® Inflation Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 94.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	605,211	$66,918,180
Total Investment Companies (Cost: $68,193,492)		66,918,180
Short-Term Securities
Money Market Funds — 46.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(a)(c)(d)	32,446,321	32,462,544
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(c)	540,000	540,000
Total Short-Term Securities — 46.8% (Cost: $33,002,544)		33,002,544
Total Investments in Securities — 141.6% (Cost: $101,196,036)		99,920,724
Liabilities in Excess of Other Assets — (41.6)%		(29,371,655)
Net Assets — 100.0%		$70,549,069

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$47,377,116	$—	$(14,914,559)(a)	$122	$(135)	$32,462,544	32,446,321	$35,677 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,070,000	—	(530,000)(a)	—	—	540,000	540,000	5,550	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	98,408,518	5,800,911	(36,642,594)	1,239,702	(1,888,357)	66,918,180	605,211	873,730	—
				$1,239,824	$(1,888,492)	$99,920,724		$914,957	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.14%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/05/30	USD	170	$2,316	$2	$2,314
3.66%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/04/30	USD	300	(2,096)	3	(2,099)
3.25%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/06/32	USD	200	5,082	2	5,080

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 3.68%	Annual	4.20%	Annual	N/A	05/06/39	USD	10	$175	$817	$(642)
3.17%	Annual	1-day SOFR, 3.68%	Annual	N/A	01/09/48	USD	200	30,590	6	30,584
2.98%	Annual	1-day SOFR, 3.68%	Annual	N/A	03/15/48	USD	100	18,178	3	18,175
3.07%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/05/48	USD	100	16,930	3	16,927
4.15%	Annual	1-day SOFR, 3.68%	Annual	N/A	06/04/50	USD	70	863	2	861
4.01%	Annual	1-day SOFR, 3.68%	Annual	N/A	08/11/50	USD	300	10,381	(294)	10,675
2.93%	Annual	1-day SOFR, 3.68%	Annual	N/A	12/06/52	USD	200	41,926	7	41,919
2.99%	Annual	1-day SOFR, 3.68%	Annual	N/A	05/05/53	USD	100	20,300	3	20,297
								$144,645	$554	$144,091
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	USD	1,600	$115,065	$21	$115,044
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	USD	3,000	175,775	40	175,735
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/27	USD	400	4,232	(116)	4,348
2.45%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	02/08/28	USD	65	1,097	1	1,096
2.50%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	04/06/28	USD	380	4,394	5	4,389
2.41%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	05/05/28	USD	1,600	24,280	21	24,259
2.39%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	05/17/28	USD	1,150	19,351	15	19,336
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	USD	1,000	68,843	19	68,824
2.62%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/28	USD	900	(1,847)	(154)	(1,693)
2.96%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	10/26/28	USD	1,500	68,025	28	67,997
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/28	USD	500	(979)	5	(984)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.58%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	10/30/28	USD	400	$685	$5	$680
2.49%	Semi-Annual	U.S. CPI Urban Consumers NSA	Semi-Annual	03/27/29	USD	615	3,818	8	3,810
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/29	USD	600	2,184	(431)	2,615
2.49%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	05/17/29	USD	1,150	3,217	15	3,202
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/29	USD	108	169	77	92
2.22%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	09/18/29	USD	2,000	34,470	(458)	34,928
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/29	USD	300	3,335	(136)	3,471
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	360	65,708	7,108	58,600
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	USD	420	76,352	10	76,342
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	USD	2,000	273,311	47	273,264
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	USD	1,440	171,648	34	171,614
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	USD	2,000	219,625	47	219,578
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	USD	580	49,139	13	49,126
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	USD	3,000	283,439	2,870	280,569
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/31	USD	600	10,289	(552)	10,841
2.25%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	09/18/31	USD	280	5,426	(64)	5,490
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	USD	15	996	1	995
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/32	USD	7,000	48,637	(1,062)	49,699
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/22/32	USD	1,000	12,946	5,352	7,594

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/32	USD	300	$1,123	$5	$1,118
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/32	USD	850	1,562	159	1,403
2.48%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/32	USD	350	319	7	312
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/03/32	USD	600	1,098	11	1,087
2.43%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	12/19/32	USD	110	2,088	3	2,085
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/22/32	USD	454	2,448	9	2,439
2.50%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	01/05/33	USD	45	497	1	496
2.47%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	02/07/33	USD	98	1,402	2	1,400
2.54%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	04/13/33	USD	135	726	201	525
2.41%	Semi-Annual	U.S. CPI Urban Consumers NSA	Semi-Annual	01/03/34	USD	76	918	2	916
2.45%	Semi-Annual	U.S. CPI Urban Consumers NSA	Semi-Annual	01/09/34	USD	250	2,085	6	2,079
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/18/34	USD	450	1,739	10	1,729
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/34	USD	160	762	4	758
2.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/26/34	USD	240	863	5	858
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/12/34	USD	266	1,507	57	1,450
2.50%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	03/15/34	USD	76	343	2	341
2.51%	Semi-Annual	U.S. CPI Urban Consumers NSA	Semi-Annual	03/19/34	USD	23	63	1	62
2.54%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	03/27/34	USD	550	(324)	13	(337)
2.58%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	04/05/34	USD	273	(1,127)	(278)	(849)

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.55%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/17/34	USD	800	$(3,481)	$18	$(3,499)
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/22/34	USD	210	(1,457)	5	(1,462)
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/11/34	USD	280	(1,166)	506	(1,672)
2.32%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	08/21/34	USD	445	7,758	(426)	8,184
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/18/34	USD	140	2,867	8	2,859
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/34	USD	36	399	(21)	420
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/04/34	USD	518	4,114	12	4,102
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/35	USD	4,070	20,261	(1,688)	21,949
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/30/35	USD	600	3,773	14	3,759
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/35	USD	500	908	(90)	998
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/22/36	USD	1,000	2,779	24	2,755
2.61%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	01/07/37	USD	3,050	126,767	87	126,680
2.50%	Semi-Annual	U.S. CPI Urban Consumers NSA	Semi-Annual	01/25/37	USD	560	30,231	16	30,215
2.36%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	08/21/39	USD	40	739	(78)	817
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/40	USD	910	4,146	(2,096)	6,242
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	USD	500	46,500	19	46,481
2.45%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	06/29/41	USD	1,000	85,715	38	85,677
2.38%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	07/16/41	USD	300	27,953	5	27,948
2.58%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	01/05/42	USD	1,335	49,681	51	49,630

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.33%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	12/19/42	USD	200	$7,062	$7	$7,055
2.46%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	03/12/44	USD	40	329	93	236
2.33%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	08/21/44	USD	25	578	(52)	630
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/44	USD	100	1,772	(16)	1,788
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/45	USD	3,000	28,249	(3,741)	31,990
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/45	USD	100	1,406	(29)	1,435
2.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/45	USD	100	2,184	4	2,180
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/04/45	USD	200	1,815	7	1,808
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/22/45	USD	530	2,838	21	2,817
2.50%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	12/06/46	USD	100	4,816	4	4,812
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	USD	1,000	53,728	45	53,683
2.32%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	08/21/49	USD	70	1,787	(187)	1,974
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/49	USD	156	3,807	7	3,800
2.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/49	USD	300	6,208	(339)	6,547
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	USD	418	80,848	(11,789)	92,637
2.29%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/30/50	USD	100	2,588	4	2,584
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	10	1,824	—	1,824
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	USD	600	108,356	16,729	91,627
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/04/50	USD	100	914	4	910

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	USD	300	$35,915	$14	$35,901
2.41%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	07/30/51	USD	1,000	70,486	49	70,437
2.42%	Semi-Annual	U.S. CPI Urban Consumers NSA	Annual	08/02/51	USD	459	31,062	22	31,040
2.37%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	02/08/53	USD	99	2,560	5	2,555
2.35%	Quarterly	U.S. CPI Urban Consumers NSA	Quarterly	04/06/53	USD	50	1,393	3	1,390
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/03/54	USD	90	1,514	5	1,509
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/21/54	USD	92	2,308	(361)	2,669
2.33%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/24/54	USD	10	249	—	249
2.37%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/27/54	USD	29	550	(113)	663
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/55	USD	1,520	18,637	(2,877)	21,514
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/10/55	USD	220	4,928	331	4,597
2.28%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/16/55	USD	200	6,278	10	6,268
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/12/55	USD	120	1,651	5	1,646
2.43%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/55	USD	120	721	6	715
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/04/55	USD	150	1,368	7	1,361
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/28/56	USD	200	463	10	453
							$2,661,401	$7,281	$2,654,120
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Inflation Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$66,918,180	$—	$—	$66,918,180
Short-Term Securities
Money Market Funds	33,002,544	—	—	33,002,544
	$99,920,724	$—	$—	$99,920,724
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts	$—	$2,664,616	$—	$2,664,616
Interest Rate Contracts	—	146,832	—	146,832
Liabilities
Inflation Linked Contracts	—	(10,496)	—	(10,496)
Interest Rate Contracts	—	(2,741)	—	(2,741)
	$—	$2,798,211	$—	$2,798,211

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate